LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP American Global Small Capitalization Fund Supplement Dated August 1, 2023 to the Prospectus dated May 1, 2023

This Supplement updates certain information in the Prospectus for the LVIP American Global Small Capitalization Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Effective immediately, revisions to the Prospectus are as follows:

1.	All references to, and information regarding, Michael Beckwith and Harold H. La, in the Prospectus are deleted in their entirety.

2.	The following replaces the information related to Capital Research and Management Company under Portfolio Managers on page 4:

Portfolio Managers of Master Fund	Company Title	Experience with Master Fund
Bradford F. Freer	Vice President, Capital Research Global Investors	Since 2018
M. Taylor Hinshaw	Partner, Capital Research Global Investors	Since 2023
Shlok Melwani	Vice President, Capital Research Global Investors	Since 2023
Aidan O’Connell	Partner, Capital Research Global Investors	Since 2014
Renaud H. Samyn, Vice President	Partner, Capital Research Global Investors	Since 2019
Gregory W. Wendt	Partner, Capital Research Global Investors	Since 2012

3.	The following table on pages 8 and 9 of the Prospectus under Management and Organization –Portfolio Managers is replaced with the following:

Master Fund Portfolio Manager	Primary Title With CRMC (or Affiliate)	Years of Experience as Master Fund Portfolio Manager	Portfolio Manager’s Role in the Management of the Master Fund	Approximate Years of Experience as an Investment Professional
				With CRMC or Affiliates	Total Years
Bradford F. Freer	Partner, Capital Research Global Investors	5 years	An equity portfolio manager	28	30
M. Taylor Hinshaw	Partner, Capital Research Global Investors	Less than 1 year	An equity portfolio manager	18	26
Shlok Melwani	Vice President, Capital Research Global Investors	4 years	An equity portfolio manager	9	19
Aidan O’Connell	Partner, Capital Research Global Investors	9 years (plus 9 years of prior experience as an investment analyst for the fund)	An equity portfolio manager	18	24
Renaud H. Samyn	Partner, Capital Research Global Investors	4 years	An equity portfolio manager	21	21
Gregory W. Wendt	Partner, Capital Research Global Investors	11 years (plus 14 years of prior experience as an investment analyst for the fund)	An equity portfolio manager	35	35

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